Significant Accounting Policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements
2.	Significant Accounting Policies and Recent Accounting Pronouncements:

A discussion of the Company’s significant accounting policies can be found in the consolidated financial statements for the year ended December 31, 2023, included in the Company’s 2023 Annual Report. Apart from the below, there have been no material changes to the Company’s significant accounting policies in the six-month period ended June 30, 2024.

New significant accounting policies adopted during the six months ended June 30, 2024

Investment in equity securities

The Company measures equity securities with readily determinable fair values (including other ownership interests, such as partnerships, unincorporated joint ventures, and limited liability companies, but excluding equity investments that are accounted for under the equity method of accounting or result in consolidation of an investee) at fair value with changes in the fair value recognized through net income, in accordance with ASC 321 “Investments–Equity Securities” and the provisions enumerated under ASC 825 “Financial Instruments”. Any dividends subsequently distributed by the investee to the Company are recognized as income when received. Equity investments with readily determinable fair values are investments in publicly traded companies for which we do not exercise significant influence.

The Company has elected to measure equity securities without a readily determinable fair value that do not qualify for the practical expedient in ASC 820 Fair Value Measurement to estimate fair value using the NAV per share (or its equivalent) at its cost minus impairment, if any. At each reporting period, the Company also evaluates indicators such as the investee’s performance and its ability to continue as a going concern and market conditions, to determine whether an investment is impaired, in which case the Company will estimate the fair value of the investment to determine the amount of the impairment loss. Equity investments without readily determinable fair values are non-marketable equity securities, which are investments in privately held companies for which we do not exercise significant influence.

Recent Accounting Pronouncements:
There are no recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s unaudited interim condensed consolidated financial statements in the current period.